Consolidated Statements of Financial Position - USD ($) $ in Thousands	Nov. 30, 2021	Aug. 31, 2021
Current
Cash	$ 8,072	$ 6,059
ATM Offering proceeds receivable	160	213
Amounts receivable	525	263
Prepaid expenses	269	71
Total current assets	9,026	6,606
Performance bonds and other assets	166	170
Mineral Properties and Exploration Assets	41,384	43,953
Property, plant and equipment	418	470
Total assets	50,994	51,199
Current
Accounts payable and other liabilities	1,251	2,463
Loan payable	3,505	9,088
Convertible notes	19,490	18,716
Total current liabilities	24,246	30,267
Asset Retirement Obligation	96	106
Share based liabilities	1,018	1,223
Lease liability	113	130
Total liabilities	25,473	31,726
SHAREHOLDERS' EQUITY
Share capital	902,480	890,783
Contributed surplus	31,058	30,102
Accumulated other comprehensive loss	(162,949)	(159,226)
Deficit	(763,239)	(759,771)
Total shareholders' equity attributable to shareholders of Platinum Group Metals Ltd.	7,350	1,888
Non-controlling interest	18,171	17,585
Total shareholders' equity	25,521	19,473
Total liabilities and shareholders' equity	$ 50,994	$ 51,199